Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues	$ 4,563,731	$ 6,428,608	$ 6,461,163
Hardware [Member]
Revenues
Total revenues	2,428,592	2,504,426	2,434,694
Tax devices and service [Member]
Revenues
Total revenues	1,376,323	1,803,650	1,970,363
Software [Member]
Revenues
Total revenues	$ 758,816	$ 2,120,532	$ 2,056,106